SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses And Other Current Assets
Prepayment of service fee	$ 281,959	$ 73,616
Other current assets	13,600	49,060
Total	$ 295,559	$ 122,676